Discontinued Operations	9 Months Ended
Sep. 30, 2025
Discontinued Operations [Abstract]
Discontinued Operations

Note 11 - Discontinued Operations

In a strategic shift to focus on its flagship product, Dominus Sports, the Company decided to discontinue operations at its India subsidiary, MOGO Pvt Ltd. Because the Company will no longer work with universities to promote and establish sports leagues on college campuses, the Company has determined that the disposal of this subsidiary qualifies for reporting as a discontinued operation.

The current assets held for sale as of September 30, 2025 consist of prepaid expenses. The current assets held for sale as of December 31, 2024 consist of $91,485 of cash and $51,293 of prepaid expenses. The long-term assets held for sale as of December 31, 2024 consist of other long-term assets. The current liabilities held for sale as of December 31, 2024 consist of accounts payable and accrued expenses.

During the three and nine months ended September 30, 2025, there was approximately nil and $1,600 of revenue from discontinued operations, respectively. During the three and nine months ended September 30, 2024, there was approximately $1,600 of revenue from discontinued operations. During the three and nine months ended September 30, 2025, there was approximately $51,000 and $124,000 of general and administrative expenses from discontinued operations, respectively. During the three and nine months ended September 30, 2024, there was approximately $201,000 and $498,000 of general and administrative expenses from discontinued operations, respectively. Additionally, during the three and nine months ended September 30, 2025, there was approximately nil and $13,000 of gain on sale of property and equipment, resulting from the discontinuing of operations.

During the nine months ended September 30, 2025, there was approximately $91,100 of net cash used in operating activities for discontinued operations. During the nine months ended September 30, 2024, there was approximately $409,000 of net cash used in operating activities for discontinued operations and approximately $65,600 of net cash used in investing activities for discontinued operations.